DEAR SHAREHOLDER:

We are pleased to send you the semiannual report for Centennial Money Market Trust. During the 6 month period ended December 31, 1995, the Trust's compounded annualized yield was 5.33%. The corresponding yield without compounding was 5.19%. The seven-day annualized yields with and without compounding on December 31, 1995 were 5.23% and 5.10% respectively.(1)

Money market funds have always been a highly liquid place for cash 'on the sidelines' -- earning a steady income while protecting principal.(2) In 1995, money market funds turned out to be a good investment choice for the income-oriented investor.

While the 30-year U.S. Treasury yield from nearly 8% to 6% during the year, and rates on intermediate-term bonds fell by nearly as much, money market yields stayed about the same throughout the year. This made the yield on money market funds very attractive relative to intermediate-term bonds.

Normally, long-terms bonds pay anywhere from three to five percentage points more than a money market fund. One reason for this situation is the relationship between money market funds and the inflation rate. Typically, money market yields are roughly one percentage point above inflation. Assuming that the annual inflation rate is 2.5%, money market yields would normally be about 3.5%, while longer-term rates might be as high as 5.5%. However, the current difference between money market yields and inflation is three times its normal level. Part of the reason for this anomaly is the successful way in which the Federal Reserve Board has fought inflation.

By the spring of 1995, the economy stabilized and began to decelerate. And economists began to speculate that the Fed would lower short-term rates to keep the economy from going into a recession. Meanwhile, longer-term interest rates had already begun to decline in anticipation of the Fed action. And although the Fed reduced short-term interest rates slightly in July, it didn't lower rates nearly as much as the decline in long-term rate, which are market driven.

With the economy continuing to slow, we believe that additional cuts by the Fed are likely. And since longer-term rates will probably come down further, we expect that the relationship between short-term yields and longer-term yields will remain similar for the time being.

As a result, money market funds continue to offer relatively high yields in relation to longer-term investments -- and in relation to inflation. Thank you for your confidence in Centennial Money Market Trust. We look forward to helping you continue to reach your investment goals in the future.

Sincerely,
BRIDGET A. MACASKILL
Bridget A. Macaskill
President, Centennial Money Market Trust
January 22, 1996

(1) Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.
(2) The Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will maintain a stable $1 share price in the future.

STATEMENT OF INVESTMENTS December 31, 1995 (Unaudited)
Centennial Money Market Trust

                                                                             Face          Value
                                                                            Amount       See Note 1
                                                                           ----------  -------------
BANKERS' ACCEPTANCES - 0.8%
Bank of America, NT & SA, 5.26%, 6/26/96.................................$  5,000,000   $  4,870,692
Chemical Bank New York, 5.42%, 5/17/96...................................   5,900,000      5,778,306
CoreStates Bank N.A., 5.35%, 5/17/96.....................................   5,000,000      4,898,201
CoreStates Bank N.A., 5.37%, 6/14/96.....................................  15,000,000     14,630,812
CoreStates Bank N.A., 5.50%, 1/2/96......................................   5,000,000      4,999,236
CoreStates Bank N.A., 5.68%, 1/12/96.....................................   6,500,000      6,488,719
First Bank, N.A. Minneapolis, 5.70%, 1/25/96.............................   9,000,000      8,965,800
                                                                                       -------------
Total Bankers' Acceptances (Cost $50,631,766)............................                 50,631,766
                                                                                       -------------
CERTIFICATES OF DEPOSIT - 4.0%
DOMESTIC CERTIFICATES OF DEPOSIT - 1.6%
Banks - 1.6%
Bank of New York, 5.50%, 6/12/96.........................................  25,000,000     25,000,000
LaSalle National Bank, 5.40%, 7/5/96.....................................   5,000,000      5,000,000
LaSalle National Bank, 5.45%, 6/19/96....................................  10,000,000     10,000,000
LaSalle National Bank, 5.74%, 2/15/96....................................  10,000,000     10,000,000
LaSalle National Bank, 5.76%, 1/5/96.....................................  15,000,000     15,000,000
LaSalle National Bank, 5.77%, 2/23/96....................................  15,000,000     15,000,000
LaSalle National Bank, 5.80%, 1/25/96....................................  15,000,000     15,000,000
                                                                                       -------------
                                                                                          95,000,000
                                                                                       -------------
YANKEE CERTIFICATES OF DEPOSIT - 2.4%
Banks - 2.4%
Rabobank Nederland, 5.50%, 6/13/96.......................................  15,000,000     15,000,000
Rabobank Nederland, 5.81%, 1/8/96........................................  25,000,000     25,000,000
Sanwa Bank Ltd., 5.67%, 1/10/96..........................................   7,000,000      6,999,833
Sanwa Bank Ltd., 5.67%, 1/10/96..........................................  10,000,000      9,999,677
Sanwa Bank Ltd., 5.94%, 1/3/96...........................................  10,000,000     10,000,148
Societe Generale, 5.67%, 1/31/96.........................................  25,000,000     24,997,063
Societe Generale, 5.75%, 4/23/96.........................................  15,000,000     15,000,000
Societe Generale, 5.85%, 1/18/96.........................................  10,000,000     10,000,000
Societe Generale, 5.86%, 1/22/96.........................................  25,000,000     25,000,167
                                                                                       -------------
                                                                                         141,996,888
                                                                                       -------------
Total Certificates of Deposit (Cost $236,996,888)........................                236,996,888
                                                                                       -------------


See accompanying Notes to Financial Statements.
2

Centennial Money Market Trust

                                                                              Face          Value
                                                                             Amount       See Note 1
                                                                           ----------   -------------
DIRECT BANK OBLIGATIONS - 14.9%
Abbey National North America Corp., 5.23%, 6/27/96....................... $15,000,000    $14,603,208
Abbey National North America Corp., 5.44%, 6/12/96.......................  75,000,000     73,183,229
Abbey National North America Corp., 5.63%, 1/12/96.......................  15,000,000     14,974,196
Abbey National North America Corp., 5.69%, 2/1/96........................  25,000,000     24,877,507
ABN Amro Bank Canada, 5.36%, 6/10/96.....................................  35,000,000     34,161,011
ABN Amro Bank Canada, 5.71%, 1/22/96.....................................  20,000,000     19,933,383
ABN Amro Bank North America Finance, Inc., 5.81%, 1/8/96.................  35,000,000     35,001,228
ABN Amro North America Finance, Inc., 5.45%, 1/12/96.....................  13,000,000     12,978,351
ABN Amro North America Finance, Inc., 5.47%, 1/5/96......................  15,000,000     14,990,883
ABN Amro North America Finance, Inc., 5.55%, 4/29/96.....................  30,000,000     29,449,625
ABN Amro North America Finance, Inc., 5.71%, 1/24/96.....................  20,000,000     19,927,039
Bank of New York, 5.23%, 1/12/96(1)......................................  13,400,000     13,399,227
Barclays Bank Canada, 5.65%, 1/10/96.....................................  20,000,000     19,971,750
Chase Manhattan Bank, 5.45%, 5/17/96.....................................  45,000,000     44,078,675
Colorado National Bank of Denver, 5.918%, 4/17/96(1).....................  10,000,000      9,999,408
Dresdner U.S. Finance, Inc., 5.23%, 6/25/96..............................  15,000,000     14,608,400
FCC National Bank, 5.11%, 2/20/96(1).....................................  15,000,000     14,992,523
FCC National Bank, 5.26%, 1/11/96(1).....................................  15,000,000     15,000,000
FCC National Bank, 5.26%, 1/18/96(1).....................................  10,000,000      9,999,855
FCC National Bank, 5.32%, 3/12/96(1).....................................  15,000,000     15,000,325
FCC National Bank, 5.50%, 6/6/96.........................................  10,000,000      9,999,152
FCC National Bank, 5.77%, 2/16/96........................................  15,000,000     14,998,492
First Bank, N.A. Minneapolis, 5.90%, 1/17/96(1)..........................  10,000,000     10,000,000

See accompanying Notes to Financial Statements.
                                                                             3

Centennial Money Market Trust

                                                                             Face          Value
                                                                            Amount       See Note 1
                                                                           ----------  -------------
DIRECT BANK OBLIGATIONS (CONTINUED)
First National Bank of Boston, 5.53%, 5/20/96............................ $20,000,000   $ 20,000,000
First National Bank of Boston, 5.53%, 5/28/96............................  15,000,000     15,000,000
First National Bank of Boston, 5.53%, 9/16/96............................  10,000,000     10,000,000
First National Bank of Boston, 5.63%, 11/13/96(1)........................   7,000,000      6,997,528
First National Bank of Boston, 5.65%, 8/28/96............................  15,000,000     15,000,000
First National Bank of Boston, 5.75%, 1/10/96............................  15,000,000     15,000,000
First National Bank of Boston, 5.75%, 5/31/96(1).........................  10,000,000     10,000,000
First National Bank of Boston, 5.77%, 1/16/96............................  10,000,000     10,000,000
First National Bank of Boston, 5.77%, 5/10/96(1).........................  25,000,000     25,000,000
First National Bank of Boston, 5.77%, 6/7/96(1)..........................  15,000,000     15,000,000
First National Bank of Boston, 5.78%, 1/4/96.............................  10,000,000     10,000,000
First National Bank of Boston, 5.80%, 4/9/96(1)..........................   5,000,000      5,000,828
First National Bank of Boston, 5.85%, 4/18/96(1).........................  10,000,000     10,000,000
First National Bank of Boston, 5.88%, 10/30/96(1)........................  10,000,000     10,000,000
First National Bank of Boston, 5.905%, 1/12/96...........................  11,000,000     11,000,078
Huntington National Bank, 5.59%, 8/29/96(1)..............................  15,000,000     14,994,019
Huntington National Bank, 5.87%, 11/13/96(1).............................  15,000,000     15,000,000
Huntington National Bank, 6.05%, 5/31/96.................................  13,000,000     13,015,350
Huntington National Bank, 6.15%, 3/4/96(1)...............................  25,000,000     25,011,568
National Westminster Bank of Canada, 5.65%, 1/26/96......................  10,000,000      9,960,764
National Westminster Bank of Canada, 5.70%, 2/2/96.......................  15,000,000     14,924,000
NationsBank of Texas, 5.50%, 6/28/96.....................................  10,000,000     10,000,000
NationsBank of Texas, 5.76%, 4/9/96......................................  15,000,000     15,001,659
Shawmut Bank of Connecticut, N.A., 5.68%, 6/24/96(1).....................  35,000,000     34,998,562
Shawmut Bank of Connecticut, N.A., 5.75%, 6/10/96(1).....................  45,000,000     44,994,814
Shawmut Bank of Connecticut, N.A., 5.895%, 5/10/96(1)....................  10,000,000     10,000,000
                                                                                       -------------
Total Direct Bank Obligations (Cost $882,026,637)........................                882,026,637
                                                                                       -------------



See accompanying Notes to Financial Statements.
4

Centennial Money Market Trust

                                                                             Face          Value
                                                                            Amount       See Note 1
                                                                           ----------  -------------
LETTERS OF CREDIT - 2.4%
Bank One, Cleveland, guaranteeing commercial paper of:
  Capital One Funding Corp., Series 1995F, 5.83%, 1/4/96(1)..............  $11,000,000  $ 11,000,000
Barclays Bank PLC, guaranteeing commercial paper of, Banco Bradesco
  S.A.-Grand Cayman Branch, 5.60%, 6/6/96................................   12,000,000    11,715,307
Barclays Bank PLC, guaranteeing commercial paper of, Banco Bradesco
  S.A.-Grand Cayman Branch, 5.64%, 2/23/96...............................   14,000,000    13,883,753
Barclays Bank PLC, guaranteeing commercial paper of, Banco Real,
  S.A.-Grand Cayman Branch, 5.63%, 4/18/96...............................   10,000,000     9,831,100
Barclays Bank PLC, guaranteeing commercial paper of, Petroleo Brasileiro,
  S.A.-Petrobras, 5.44%, 6/7/96..........................................   15,000,000    14,644,500
Barclays Bank PLC, guaranteeing commercial paper of, Petroleo Brasileiro,
  S.A.-Petrobras, 5.52%, 5/20/96.........................................    5,000,000     4,892,667
Barclays Bank PLC, guaranteeing commercial paper of, Petroleo Brasileiro,
  S.A.-Petrobras, 5.52%, 5/30/96.........................................   10,000,000     9,770,000
Credit Suisse, guaranteeing commercial paper of, CEMEX, S.A. de
  C.V.-Series A, 5.59%, 2/29/96..........................................   11,000,000    10,897,782
Credit Suisse, guaranteeing commercial paper of, COSCO (Cayman) Co. Ltd.,
  5.67%, 2/29/96.........................................................   10,000,000     9,907,075
Credit Suisse, guaranteeing commercial paper of, COSCO (Cayman) Co.,
  Ltd., 5.74%, 2/9/96....................................................   11,500,000    11,428,489
Credit Suisse, guaranteeing commercial paper of, Daewoo International
  Corp., 5.58%, 2/29/96..................................................   20,000,000    19,814,150
Credit Suisse, guaranteeing commercial paper of, Queensland Alumina
  Limited, 5.71%, 1/18/96................................................   13,408,000    13,371,847
                                                                                       -------------
Total Letters of Credit (Cost $141,156,670)..............................                141,156,670
                                                                                       -------------
SHORT-TERM NOTES - 75.1%
BANKS - 5.0%
Barnett Banks, Inc., 6.10%, 1/5/96.......................................   25,000,000    24,983,056
Chase Manhattan Corp., 5.58%, 3/5/96.....................................   10,000,000     9,899,556
Chase Manhattan Corp., 5.62%, 1/22/96....................................   10,000,000     9,967,217
Chase Manhattan Corp., 6%, 1/2/96........................................   35,000,000    34,994,167




See accompanying Notes to Financial Statements.
                                                                             5

Centennial Money Market Trust

                                                                             Face          Value
                                                                            Amount       See Note 1
                                                                           ----------  -------------
SHORT-TERM NOTES (CONTINUED)
BANKS (CONTINUED)
Chemical Banking Corp., 5.22%, 6/27/96................................... $40,000,000   $ 38,941,889
Chemical Banking Corp., 5.22%, 6/28/96...................................  30,000,000     29,201,958
Chemical Banking Corp., 5.30%, 6/14/96...................................  10,000,000      9,997,728
Chemical Banking Corp., 5.62%-5.70%, 1/22/96.............................  40,000,000     39,867,700
Chemical Banking Corp., 5.70%, 1/19/96...................................  10,000,000      9,971,500
Chemical Banking Corp., 5.70%, 2/29/96...................................  25,000,000     24,766,458
CoreStates Bank N.A., 5.65%, 2/23/96.....................................  15,000,000     14,875,119
CoreStates Capital Corp., 5.64%, 1/22/96.................................  10,000,000      9,967,100
CoreStates Capital Corp., 5.71%, 2/15/96.................................  10,000,000      9,928,625
CoreStates Capital Corp., 5.72%, 1/17/96.................................  15,000,000     14,961,867
CoreStates Capital Corp., 5.84%, 8/13/96(1)..............................  15,000,000     15,000,000
                                                                                       -------------
                                                                                         297,323,940
                                                                                       -------------
BEVERAGES - 3.4%
Coca-Cola Enterprises, Inc., 5.65%, 3/8/96...............................  20,000,000     19,789,276
Coca-Cola Enterprises, Inc., 5.67%, 2/21/96..............................  20,000,000     19,839,350
Coca-Cola Enterprises, Inc., 5.67%-5.68%, 2/20/96........................  50,000,000     49,605,903
Coca-Cola Enterprises, Inc., 5.68%, 2/26/96..............................   5,000,000      4,955,822
Coca-Cola Enterprises, Inc., 5.70%, 2/23/96..............................  25,000,000     24,790,208
Coca-Cola Enterprises, Inc., 5.71%, 1/22/96..............................  25,000,000     24,916,729
Coca-Cola Enterprises, Inc., 5.71%, 1/29/96..............................  15,000,000     14,933,383
Coca-Cola Enterprises, Inc., 5.71%, 1/31/96..............................  25,000,000     24,881,042
Coca-Cola Enterprises, Inc., 5.72%, 1/16/96..............................  20,000,000     19,952,333
                                                                                       -------------
                                                                                         203,664,046
                                                                                       -------------
BROKER/DEALERS - 9.1%
CS First Boston, Inc., 5.64%, 1/12/96....................................  10,000,000      9,982,767
CS First Boston, Inc., 5.65%, 1/19/96....................................  25,000,000     24,929,375
CS First Boston, Inc., 5.68%, 2/16/96....................................  25,000,000     24,818,556
CS First Boston, Inc., 5.70%, 1/25/96....................................  20,000,000     19,924,000
CS First Boston, Inc., 5.70%, 1/26/96....................................  30,000,000     29,881,250
Dean Witter, Discover & Co., 5.84%, 9/29/96(1)...........................   6,000,000      6,003,300
Dean Witter, Discover & Co., 6%, 1/5/96..................................  50,000,000     49,966,667
Lehman Brothers Holdings, Inc., 6.25%, 1/2/96............................  38,000,000     37,993,403

See accompanying Notes to Financial Statements.
6

Centennial Money Market Trust

                                                                             Face          Value
                                                                            Amount       See Note 1
                                                                           ----------  -------------
SHORT-TERM NOTES (CONTINUED)
BROKER/DEALERS (CONTINUED)
Merrill Lynch & Co., Inc., 5.60%, 3/8/96................................. $10,000,000   $  9,895,778
Merrill Lynch & Co., Inc., 5.63%, 2/7/96.................................  15,000,000     14,913,204
Merrill Lynch & Co., Inc., 5.63%, 2/8/96.................................  15,000,000     14,910,858
Merrill Lynch & Co., Inc., 5.65%, 3/29/96................................  20,000,000     19,723,778
Merrill Lynch & Co., Inc., 5.68%-5.70%, 2/29/96..........................  17,000,000     16,841,519
Merrill Lynch & Co., Inc., 5.70%-5.72%, 1/31/96..........................  95,000,000     94,548,000
Merrill Lynch & Co., Inc., 5.75%, 10/24/96(1)............................  15,000,000     15,000,000
Merrill Lynch & Co., Inc., 5.973%, 11/1/96(1)............................  15,000,000     15,000,000
Merrill Lynch & Co., Inc., 6.02%, 9/19/96(1).............................  20,000,000     20,000,000
Morgan Stanley Group, Inc., 5.32%, 6/24/96...............................  15,000,000     14,612,083
Morgan Stanley Group, Inc., 5.53%, 9/30/96(1)............................  56,800,000     56,800,000
Morgan Stanley Group, Inc., 5.75%, 1/29/96...............................  30,000,000     29,865,833
Morgan Stanley Group, Inc., 5.75%, 1/30/96...............................  13,445,000     13,382,724
                                                                                       -------------
                                                                                         538,993,095
                                                                                       -------------
BUILDING MATERIALS - 0.4%
Compagnie de Saint-Gobain, 5.66%, 2/20/96................................  25,000,000     24,803,299
                                                                                       -------------
COMMERCIAL FINANCE - 11.5%
CIT Group Holdings, Inc., 5.55%, 11/18/96(1).............................  20,000,000     19,982,500
CIT Group Holdings, Inc., 5.60%, 10/26/96(1).............................  25,000,000     24,986,563
CIT Group Holdings, Inc., 5.95%, 1/12/96(1)..............................  10,000,000      9,999,910
CIT Group Holdings, Inc., 5.95%, 2/5/96(1)...............................  30,000,000     30,009,698
CIT Group Holdings, Inc., 6.027%, 1/10/96(1).............................  11,000,000     11,000,000
FINOVA Capital Corp., 5.49%, 8/9/96......................................   5,000,000      4,831,334
FINOVA Capital Corp., 5.51%, 3/15/96.....................................  15,000,000     14,822,708
FINOVA Capital Corp., 5.51%, 3/15/96.....................................  15,000,000     14,822,708
FINOVA Capital Corp., 5.60%, 2/12/96.....................................  10,000,000      9,931,167
FINOVA Capital Corp., 5.64%, 3/11/96.....................................  28,000,000     27,688,578
FINOVA Capital Corp., 5.70%, 2/23/96.....................................   5,000,000      4,958,042
FINOVA Capital Corp., 5.72%-5.97%, 1/31/96...............................  53,500,000     53,236,479
FINOVA Capital Corp., 5.76%, 2/13/96.....................................  18,700,000     18,569,334
FINOVA Capital Corp., 5.78%, 1/24/96.....................................  25,000,000     24,907,681
FINOVA Capital Corp., 5.85%, 1/18/96.....................................   5,000,000      4,986,187
FINOVA Capital Corp., 5.85%-5.90%, 1/30/96...............................  17,000,000     16,919,606

See accompanying Notes to Financial Statements.
                                                                             7

Centennial Money Market Trust

                                                                             Face          Value
                                                                            Amount       See Note 1
                                                                           ----------  -------------
SHORT-TERM NOTES (CONTINUED)
COMMERCIAL FINANCE (CONTINUED)
FINOVA Capital Corp., 5.87%, 4/26/96(1).................................. $15,000,000   $ 15,000,000
FINOVA Capital Corp., 5.90%, 1/26/96.....................................  26,800,000     26,690,194
FINOVA Capital Corp., 5.90%, 1/29/96.....................................  10,000,000      9,954,111
FINOVA Capital Corp., 5.90%, 2/5/96......................................  10,000,000      9,942,639
FINOVA Capital Corp., 5.95%, 1/11/96.....................................  10,000,000      9,983,472
FINOVA Capital Corp., 5.95%, 2/28/96.....................................  26,000,000     25,754,531
FINOVA Capital Corp., 5.97%, 1/19/96.....................................   5,000,000      4,985,075
Fleet Mortgage Group, Inc., 5.58%, 4/4/96................................  10,000,000      9,854,300
Fleet Mortgage Group, Inc., 5.59%, 2/23/96...............................  21,000,000     20,822,847
Fleet Mortgage Group, Inc., 5.843%, 11/20/96.............................  10,000,000      9,993,393
Heller Financial, Inc., 5.52%, 3/12/96...................................  30,000,000     29,673,400
Heller Financial, Inc., 5.70%, 4/15/96...................................  15,000,000     14,750,625
Heller Financial, Inc., 5.75%, 10/7/96(1)................................  12,000,000     12,000,000
Heller Financial, Inc., 5.75%, 4/5/96....................................  10,000,000      9,848,264
Heller Financial, Inc., 5.78%, 1/31/96...................................  10,000,000      9,951,833
Heller Financial, Inc., 5.78%, 2/28/96...................................  10,000,000      9,906,878
Heller Financial, Inc., 5.78%, 3/1/96....................................  20,000,000     19,807,333
Heller Financial, Inc., 5.78%, 3/15/96...................................  20,000,000     19,762,378
Heller Financial, Inc., 5.78%, 3/4/96....................................  20,000,000     19,797,700
Heller Financial, Inc., 5.78%, 3/8/96....................................  20,000,000     19,784,856
Heller Financial, Inc., 5.78%, 4/8/96....................................  25,000,000     24,606,639
Heller Financial, Inc., 5.80%, 4/29/96...................................   5,000,000      4,904,139
Heller Financial, Inc., 5.957%, 8/28/96(1)...............................  20,000,000     20,000,000
Heller Financial, Inc., 6.07%, 10/1/96(1)................................  20,000,000     20,000,000
Heller Financial, Inc., 6.108%, 6/10/96(1)...............................  10,000,000     10,007,063
                                                                                       -------------
                                                                                         679,434,165
                                                                                       -------------


See accompanying Notes to Financial Statements.
8

Centennial Money Market Trust

                                                                                                   Face          Value
                                                                                                  Amount       See Note 1
                                                                                                ----------  -------------
SHORT-TERM NOTES (CONTINUED)
CONGLOMERATES - 2.4%
Mitsubishi International Corp., 5.58%, 3/15/96.................................................. $10,000,000   $  9,885,300
Mitsubishi International Corp., 5.64%, 1/22/96..................................................  10,000,000      9,967,100
Mitsubishi International Corp., 5.67%, 3/29/96..................................................   5,000,000      4,930,639
Mitsubishi International Corp., 5.72%, 1/16/96..................................................  15,000,000     14,964,250
Mitsubishi International Corp., 5.76%, 1/23/96..................................................  15,000,000     14,947,200
Mitsubishi International Corp., 5.76%, 1/25/96..................................................  10,000,000      9,961,567
Mitsubishi International Corp., 5.78%, 1/31/96..................................................  26,500,000     26,372,358
Pacific Dunlop Holdings, Inc., guaranteed by Pacific Dunlop Ltd., 5.70%,  2/9/96................  22,000,000     21,864,150
Pacific Dunlop Holdings, Inc., guaranteed by Pacific Dunlop Ltd., 5.71%,  1/31/96...............  17,720,000     17,635,682
Pacific Dunlop Holdings, Inc., guaranteed by Pacific Dunlop Ltd., 5.73%,  1/18/96...............  10,000,000      9,972,942
                                                                                                              -------------
                                                                                                                140,501,188
                                                                                                              -------------
CONSUMER FINANCE - 3.0%
American Express Credit Corp., 5.22%, 7/3/96....................................................  15,000,000     14,590,600
American Express Credit Corp., 5.22%, 7/8/96....................................................  18,000,000     17,494,425
American Express Credit Corp., 5.40%, 6/10/96...................................................   5,000,000      4,879,250
Beneficial Corp., 5.26%, 2/1/96(1)..............................................................   7,000,000      7,000,000
Island Finance Puerto Rico, Inc., 5.44%, 6/3/96.................................................  20,100,000     19,638,269
Island Finance Puerto Rico, Inc., 5.45%, 8/2/96.................................................   5,500,000      5,321,815
Island Finance Puerto Rico, Inc., 5.67%, 2/22/96................................................  10,000,000      9,916,222
Island Finance Puerto Rico, Inc., 5.68%, 2/16/96................................................  10,500,000     10,423,793
Island Finance Puerto Rico, Inc., 5.70%, 2/22/96................................................  15,500,000     15,372,383
Island Finance Puerto Rico, Inc., 5.70%, 2/6/96.................................................  20,000,000     19,886,000
Island Finance Puerto Rico, Inc., 5.71%, 2/29/96................................................  10,000,000      9,906,419
Sears Roebuck Acceptance Corp., 5.70%, 1/19/96..................................................  30,000,000     29,914,500
Sears Roebuck Acceptance Corp., 5.71%., 2/8/96..................................................  10,000,000      9,939,728
                                                                                                              -------------
                                                                                                                174,283,404
                                                                                                              -------------
DIVERSIFIED FINANCIAL - 9.8%
Ford Motor Credit Co., 5.46%, 5/10/96...........................................................  15,000,000     14,707,500
Ford Motor Credit Co., 5.60%-5.68%, 1/12/96.....................................................  23,200,000     23,159,936
Ford Motor Credit Co., 5.67%, 2/21/96...........................................................  40,000,000     39,678,700

See accompanying Notes to Financial Statements.
                                                                             9

Centennial Money Market Trust

                                                                             Face          Value
                                                                            Amount       See Note 1
                                                                           ----------  -------------
SHORT-TERM NOTES (CONTINUED)
DIVERSIFIED FINANCIAL (CONTINUED)
General Electric Capital Corp., 5.43%, 6/7/96............................ $40,000,000   $ 39,059,022
General Electric Capital Corp., 5.46%, 5/7/96............................  35,000,000     34,323,372
General Electric Capital Corp., 5.48%, 4/3/96............................  37,000,000     36,465,689
General Electric Capital Corp., 5.50%, 4/23/96...........................  35,000,000     34,395,764
General Electric Capital Corp., 5.67%, 2/13/96...........................  25,000,000     24,830,688
General Electric Capital Corp., 5.75%, 4/5/96(1).........................  15,000,000     14,998,789
General Electric Capital Corp., 6%, 1/2/96...............................  65,000,000     64,989,167
General Motors Acceptance Corp., 5.47%, 8/19/96(1).......................  30,000,000     29,999,006
General Motors Acceptance Corp., 5.49%, 4/2/96...........................  20,000,000     19,715,311
General Motors Acceptance Corp., 5.50%, 2/16/96..........................  23,000,000     22,838,361
General Motors Acceptance Corp., 5.50%, 5/13/96(1).......................  60,850,000     60,855,715
General Motors Acceptance Corp., 5.50%, 6/7/96(1)........................   6,000,000      6,002,467
General Motors Acceptance Corp., 5.75%, 2/16/96..........................  30,000,000     29,779,583
General Motors Acceptance Corp., 5.75%, 2/9/96...........................  10,000,000      9,937,708
General Motors Acceptance Corp., 6.05%, 1/2/96...........................  35,000,000     34,994,118
General Motors Acceptance Corp., 6.50%, 7/22/96(1).......................  26,500,000     26,516,819
Toyota Motor Credit Corp., 5.20%, 1/12/96(1).............................  13,940,000     13,937,418
                                                                                       -------------
                                                                                         581,185,133
                                                                                       -------------
ELECTRIC UTILITIES - 2.4%
Central & Southwest Corp., 5.59%, 2/23/96................................  25,000,000     24,789,472
Central & Southwest Corp., 5.59%, 2/26/96................................  32,300,000     32,012,602
Central & Southwest Corp., 5.60%, 2/14/96................................  22,000,000     21,846,196
Central & Southwest Corp., 5.66%, 2/22/96................................  10,400,000     10,313,923
Central & Southwest Corp., 5.66%, 2/27/96................................  35,800,000     35,472,028
Central & Southwest Corp., 5.71%, 2/16/96................................  10,000,000      9,927,103
Central & Southwest Corp., 5.75%, 2/12/96................................   7,685,000      7,633,446
                                                                                       -------------
                                                                                         141,994,770
                                                                                       -------------
ELECTRICAL EQUIPMENT - 0.5%
Xerox Corp., 5.62%, 3/11/96..............................................   5,000,000      4,945,361
Xerox Corp., 5.70%, 1/24/96..............................................  25,000,000     24,908,878
                                                                                       -------------
                                                                                          29,854,239
                                                                                       -------------

See accompanying Notes to Financial Statements.
10

Centennial Money Market Trust

                                                                             Face          Value
                                                                            Amount       See Note 1
                                                                           ----------  -------------
SHORT-TERM NOTES (CONTINUED)
ELECTRONICS - 1.1%
Avnet, Inc., 5.59%, 3/1/96............................................... $10,000,000   $  9,905,333
Avnet, Inc., 5.70%, 2/5/96...............................................   5,000,000      4,972,292
Mitsubishi Electric Finance America, Inc., 5.32%, 6/19/96................   5,000,000      4,874,389
Mitsubishi Electric Finance America, Inc., 5.61%, 2/26/96................  15,000,000     14,866,300
Mitsubishi Electric Finance America, Inc., 5.78%, 1/25/96................  20,000,000     19,922,933
Mitsubishi Electric Finance America, Inc., 5.80%, 1/31/96................  13,000,000     12,937,167
                                                                                       -------------
                                                                                          67,478,414
                                                                                       -------------
ENVIRONMENTAL - 1.9%
WMX Technologies, Inc., 5.21%, 7/11/96...................................  15,000,000     14,573,600
WMX Technologies, Inc., 5.22%, 7/9/96....................................  20,000,000     19,437,389
WMX Technologies, Inc., 5.32%, 9/10/96...................................  10,000,000      9,626,122
WMX Technologies, Inc., 5.35%, 7/18/96...................................  20,000,000     19,408,528
WMX Technologies, Inc., 5.36%, 7/16/96...................................   8,700,000      8,446,724
WMX Technologies, Inc., 5.38%, 8/12/96...................................  10,000,000      9,665,244
WMX Technologies, Inc., 5.44%, 6/4/96....................................  14,000,000     13,677,514
WMX Technologies, Inc., 5.45%, 3/8/96....................................  15,000,000     14,847,854
                                                                                       -------------
                                                                                         109,682,975
                                                                                       -------------
HEALTHCARE/SUPPLIES & SERVICES - 2.8%
A.H. Robins Co., Inc., guaranteed by American Home Products, 5.68%,
  2/29/96                                                                  27,000,000     26,748,660
American Home Food Products, Inc., guaranteed by American Food Products,
  5.72%, 1/30/96.........................................................  20,000,000     19,907,844
American Home Food Products, Inc., guaranteed by American Food Products,
  5.72%, 1/30/96.........................................................  20,000,000     19,907,844
American Home Products, 5.70%, 2/26/96...................................  10,000,000      9,911,333
American Home Products, 5.71%, 2/6/96....................................  15,000,000     14,914,350
American Home Products, 5.71%, 2/9/96....................................  10,000,000      9,938,142
American Home Products, 5.72%, 2/7/96....................................  26,984,000     26,825,364
Glaxo Wellcome PLC, 5.66%, 2/21/96.......................................  15,000,000     14,879,619
Sandoz Corp., 5.70%, 2/13/96.............................................  15,000,000     14,897,875
Sherwood Medical Co., guaranteed by American Home Products, 5.70%,
  2/26/96................................................................   9,500,000      9,415,767
                                                                                       -------------
                                                                                         167,346,798
                                                                                       -------------

See accompanying Notes to Financial Statements.
                                                                            11

Centennial Money Market Trust

                                                                             Face          Value
                                                                            Amount       See Note 1
                                                                           ----------  -------------
SHORT-TERM NOTES (CONTINUED)
INSURANCE - 4.6%
Allstate Life Insurance Co., 5.973%, 1/5/96(1)(3)(4)..................... $40,000,000   $ 40,000,000
General American Life Insurance Co., 6%, 1/6/96(1)(3)....................  50,000,000     50,000,000
Pacific Mutual Life Insurance Co., 5.995%, 1/28/96(1)(2)(3)(4)...........  25,000,000     25,000,000
Protective Life Insurance Co., 6.123%, 1/28/96(1)(2)(3)(4)...............  10,000,000     10,000,000
TransAmerica Life Insurance & Annuity Co., 5.95%, 1/6/96(1)(3)...........  43,000,000     43,000,000
TransAmerica Life Insurance & Annuity Co., 5.973%, 10/15/96(1)(3)........  50,000,000     50,000,000
TransAmerica Life Insurance & Annuity Co., 5.973%, 9/27/96(1)(3).........  25,000,000     25,000,000
TransAmerica Life Insurance & Annuity Co., 5.973%, 9/30/96(1)(3).........  30,000,000     30,000,000
                                                                                       -------------
                                                                                         273,000,000
                                                                                       -------------
LEASING & FACTORING - 0.9%
International Lease Finance Corp., 5.57%, 3/20/96........................   6,800,000      6,716,883
Sanwa Business Credit Corp., 5.28%, 4/11/96(1)(3)........................  15,000,000     15,000,000
Sanwa Business Credit Corp., 5.73%, 2/9/96(1)(3).........................  15,000,000     14,999,433
The Hertz Corp., 5.32%, 5/31/96..........................................  15,000,000     14,665,283
                                                                                       -------------
                                                                                          51,381,599
                                                                                       -------------
MANUFACTURING - 2.5%
Hanson Finance (UK) PLC, guaranteed by Hanson PLC, 5.58%, 3/8/96.........  15,000,000     14,842,131
Hanson Finance (UK) PLC, guaranteed by Hanson PLC, 5.65%, 1/18/96........  17,000,000     16,954,643
Hanson Finance (UK) PLC, guaranteed by Hanson PLC, 5.65%, 2/28/96........  20,000,000     19,817,944
Hanson Finance (UK) PLC, guaranteed by Hanson PLC, 5.67%-5.70%, 2/9/96...  32,000,000     31,802,790
Hanson Finance (UK) PLC, guaranteed by Hanson PLC, 5.70%, 1/12/96........  10,000,000      9,982,583
Hanson Finance (UK) PLC, guaranteed by Hanson PLC, 5.71%-5.77%,
  1/16/96................................................................  55,200,000     55,068,415
                                                                                       -------------
                                                                                         148,468,506
                                                                                       -------------
METALS/MINING - 0.6%
English China Clays PLC, 5.59%, 2/27/96..................................   6,191,000      6,135,126
English China Clays PLC, 5.66%, 2/21/96..................................   5,150,000      5,108,669
English China Clays PLC, 5.72%, 1/29/96..................................   8,820,000      8,780,761
RTZ America, Inc., guaranteed by RTZ Corp. PLC, 5.72%, 1/12/96...........  14,200,000     14,175,182
                                                                                       -------------
                                                                                          34,199,738
                                                                                       -------------
NONDURABLE HOUSEHOLD GOODS - 0.7%
Colgate-Palmolive Co., 5.20%, 9/23/96....................................  20,000,000     19,231,556
Colgate-Palmolive Co., 5.37%, 6/24/96....................................  20,000,000     19,477,431
                                                                                       -------------
                                                                                          38,708,987
                                                                                       -------------

See accompanying Notes to Financial Statements.
12

Centennial Money Market Trust

                                                                             Face          Value
                                                                            Amount       See Note 1
                                                                           ----------  -------------
SHORT-TERM NOTES (CONTINUED)
SAVINGS & LOANS - 3.3%
Great Western Bank FSB, 5.70%, 2/5/96.................................... $20,000,000   $ 19,889,167
Great Western Bank FSB, 5.72%, 2/9/96....................................  15,000,000     14,907,050
Great Western Bank FSB, 5.72%-5.74%, 1/22/96.............................  35,000,000     34,882,692
Great Western Bank FSB, 5.72%-5.75%, 1/29/96.............................  25,000,000     24,888,428
Great Western Bank FSB, 5.73%-5.74%, 1/16/96.............................  15,000,000     14,964,188
Great Western Bank FSB, 5.74%, 1/25/96...................................  10,000,000      9,961,733
Great Western Bank FSB, 5.74%, 1/26/96...................................  15,000,000     14,940,208
Household Bank FSB, 5.77%, 1/12/96.......................................  15,000,000     15,000,000
Household Bank FSB, 5.89%, 9/27/96(1)....................................  45,000,000     44,991,313
                                                                                       -------------
                                                                                         194,424,779
                                                                                       -------------
SPECIAL PURPOSE FINANCIAL - 6.1%
Cooperative Association of Tractor Dealers, Inc., 5.44%, 5/10/96.........  10,000,000      9,799,222
Cooperative Association of Tractor Dealers, Inc., 5.67%, 3/8/96..........   5,000,000      4,947,238
Cooperative Association of Tractor Dealers, Inc., 5.69%, 2/23/96.........   5,000,000      4,958,115
Cooperative Association of Tractor Dealers, Inc., 5.75%-5.77%, 1/12/96...  21,000,000     20,963,018
CXC, Inc., 5.60%, 2/26/96................................................  15,000,000     14,867,700
CXC, Inc., 5.71%, 1/19/96................................................  26,400,000     26,324,628
CXC, Inc., 5.71%, 1/26/96................................................  25,000,000     24,900,868
CXC, Inc., 5.72%, 1/24/96................................................  25,000,000     24,908,495
Falcon Asset Securitization Corp., 5.55%, 4/1/96.........................  10,000,000      9,859,708
First Deposit Master Trust 1993-3, 5.44%, 5/31/96........................  10,000,000      9,774,339
First Deposit Master Trust 1993-3, 5.71%, 2/9/96.........................  15,000,000     14,907,213
Madison Funding Corp., 5.58%, 3/6/96.....................................  19,000,000     18,799,313
Madison Funding Corp., 5.70%, 1/22/96....................................  25,000,000     24,911,333
Madison Funding Corp., 5.70%, 1/25/96....................................  18,000,000     17,928,840
Madison Funding Corp., 5.77%-5.95%, 1/10/96..............................  20,000,000     19,971,150
Madison Funding Corp., 6%, 1/8/96........................................  14,050,000     14,033,608
New Center Asset Trust, 5.67%, 2/14/96...................................  15,000,000     14,896,050
Sheffield Receivables Corp., 5.69%, 2/5/96...............................  11,000,000     10,939,042
SMM Trust, 1995-B, 6.027%, 8/2/96(1)(3)(4)...............................  20,000,000     20,000,000
SMM Trust, 1995-I, 5.77%, 5/29/96(1)(3)(4)...............................  25,000,000     24,997,037
SMM Trust, 1995-N, 5.92%, 11/15/96(1)(3)(4)..............................  10,000,000     10,000,000

See accompanying Notes to Financial Statements.
                                                                            13

Centennial Money Market Trust

                                                                             Face          Value
                                                                            Amount       See Note 1
                                                                           ----------  -------------
SHORT-TERM NOTES (CONTINUED)
SPECIAL PURPOSE FINANCIAL (CONTINUED)
STEERS 1994, Series A-02, 5.925%, 11/18/96(1)(3)(4)...................... $10,000,000   $ 10,000,000
STEERS 1994, Series A-11, 5.82%, 5/20/96(1)(3)(4)........................  10,000,000     10,000,000
                                                                                       -------------
                                                                                         362,686,917
                                                                                       -------------
SPECIALTY RETAILING - 0.5%
St. Michael Finance, Ltd., guaranteed by Marks & Spencer PLC, 5.45%,
  5/28/96................................................................  12,000,000     11,731,380
St. Michael Finance, Ltd., guaranteed by Marks & Spencer PLC, 5.67%,
  1/24/96................................................................  19,359,000     19,288,872
                                                                                       -------------
                                                                                          31,020,252
                                                                                       -------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.3%
NYNEX Corp., 5.47%, 6/3/96...............................................   7,500,000      7,324,504
NYNEX Corp., 5.66%, 3/1/96...............................................  22,000,000     21,790,908
NYNEX Corp., 5.67%, 1/12/96..............................................  10,000,000      9,982,675
NYNEX Corp., 5.69%-5.70%, 2/16/96........................................  15,000,000     14,890,942
NYNEX Corp., 5.70%-5.73%, 2/12/96........................................  43,000,000     42,713,595
NYNEX Corp., 5.72%, 2/20/96..............................................  10,000,000      9,920,556
NYNEX Corp., 5.74%, 1/22/96..............................................  20,000,000     19,933,033
NYNEX Corp., 5.74%, 1/24/96..............................................  10,000,000      9,963,328
                                                                                       -------------
                                                                                         136,519,541
                                                                                       -------------
TELEPHONE UTILITIES - 0.3%
GTE Corp., 5.84%, 2/15/96................................................  20,000,000     19,854,000
                                                                                       -------------
Total Short-Term Notes (Cost $4,446,809,785).............................              4,446,809,785
                                                                                       -------------
U.S. GOVERNMENT OBLIGATIONS - 0.0%
Small Business Administration, 7.50%-10.38%, 1/2/96(1)...................   2,325,986      2,478,838
                                                                                       -------------
FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
Bayerische Landesbank Girozentrale supported by Federal Republic of
  Germany, 5.95%, 7/22/96................................................  15,000,000     14,996,015
Finnish Export Credit, Ltd. supported by Republic of Finland, 5.71%,
  1/29/96................................................................  15,000,000     14,933,384
New South Wales Treasury Corp., guaranteed by the State of New South
  Wales, Commonwealth of Australia, 5.45%, 1/11/96.......................  10,000,000      9,984,861
New South Wales Treasury Corp., guaranteed by the State of New South
  Wales, Commonwealth of Australia, 5.45%, 1/8/96........................  10,000,000      9,989,403
New South Wales Treasury Corp., guaranteed by the State of New South
  Wales, Commonwealth of Australia, 5.68%, 1/16/96.......................  30,000,000     29,929,000

See accompanying Notes to Financial Statements.
14

Centennial Money Market Trust

                                                                                     Face         Value
                                                                                    Amount      See Note 1
                                                                                  ----------  -------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
Swedish Export Credit Corp., supported by Kingdom of Sweden, 5.46%,  1/10/96..... $20,000,000  $  19,972,700
Swedish Export Credit Corp., supported by Kingdom of Sweden, 5.49%,  4/9/96......  15,000,000     14,773,125
Swedish Export Credit Corp., supported by Kingdom of Sweden, 5.60%,  3/13/96.....  10,000,000      9,888,000
Swedish Export Credit Corp., supported by Kingdom of Sweden,
  5.60% - 5.68%, 1/16/96.........................................................  14,000,000     13,967,333
Swedish Export Credit Corp., supported by Kingdom of Sweden, 5.70%,  2/1/96......  15,000,000     14,926,375
Westdeutsche Landesbank Girozentrale supported by Federal Republic of
  Germany, guaranteeing commercial paper of: Unibanco-Unaio de Brancos
  Brasileiros S.A.-Grand Cayman, 5.58%, 4/4/96...................................   5,000,000      4,927,150
                                                                                               -------------
Total Foreign Government Obligations (Cost $158,287,346)........................                 158,287,346
                                                                                               -------------
Total Investments, at Value.....................................................       99.9%   5,918,387,930
                                                                                               -------------
Other Assets Net of Liabilities.................................................        0.1        4,986,458
                                                                                      ------   -------------
Net Assets......................................................................      100.0%  $5,923,374,388
                                                                                      -----   --------------
                                                                                      -----   --------------


Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1995. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Put obligation redeemable at full face value on the date reported.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933 (the Act). The securities are carried at amortized cost, and amount to $377,996,470 or 6.38% of the Trust's net assets. Pursuant to guidelines adopted by the Board of Trustees, these securities are determined to be liquid.

4. In addition to being restricted,  the  security  is  considered  illiquid  by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Illiquid securities amount to $149,997,037, or 2.53% of the Trust's net assets, at December 31, 1995. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

See accompanying Notes to Financial Statements.
                                                                            15

STATEMENT OF ASSETS AND LIABILITIES December 31, 1995 (Unaudited)
Centennial Money Market Trust

ASSETS:
Investments, at value -  see accompanying statement...............................................         $5,918,387,930
Cash..............................................................................................              7,957,424
Receivables:
  Shares of beneficial interest sold..............................................................             55,707,586
  Interest and principal paydowns.................................................................             15,396,617
Other.............................................................................................                304,739
                                                                                                           --------------
     Total assets.................................................................................          5,997,754,296
                                                                                                           --------------

LIABILITIES:
Payables and other liabilities:
  Shares of beneficial interest redeemed..........................................................             72,179,719
  Transfer and shareholder servicing agent fees...................................................                379,089
  Service plan fees...............................................................................                327,403
  Shareholder reports.............................................................................                299,679
  Dividends.......................................................................................                108,484
  Trustees' fees..................................................................................                 10,861
  Other...........................................................................................              1,074,673
                                                                                                           --------------
     Total liabilities............................................................................             74,379,908
                                                                                                           --------------

NET ASSETS........................................................................................         $5,923,374,388
                                                                                                           --------------
                                                                                                           --------------

COMPOSITION OF NET ASSETS:
Paid-in capital...................................................................................         $5,923,034,671
Accumulated net realized gain on investment transactions..........................................                339,717
                                                                                                           --------------

NET ASSETS - applicable to 5,923,034,671 shares of beneficial interest outstanding................         $5,923,374,388
                                                                                                           --------------
                                                                                                           --------------

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE....................................                  $1.00

See accompanying Notes to Financial Statements.
16

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1995 (Unaudited) Centennial Money Market Trust

INVESTMENT INCOME -- Interest......................................................................         $162,448,572
                                                                                                            ------------
EXPENSES:
Management fees - Note 3...........................................................................            9,858,028
Service plan fees - Note 3.........................................................................            5,501,237
Transfer and shareholder servicing agent fees - Note 3.............................................            2,299,834
Registration and filing fees.......................................................................            1,397,388
Shareholder reports................................................................................              235,028
Custodian fees and expenses........................................................................              161,600
Legal and auditing fees............................................................................               27,050
Insurance expenses.................................................................................               16,587
Trustees' fees and expenses........................................................................                9,202
Other..............................................................................................                5,706
                                                                                                            ------------
     Total expenses................................................................................           19,511,660
                                                                                                            ------------

NET INVESTMENT INCOME..............................................................................          142,936,912

NET REALIZED GAIN ON INVESTMENTS...................................................................              280,808
                                                                                                            ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................................         $143,217,720
                                                                                                            ------------
                                                                                                            ------------

                                 See accompanying Notes to Financial Statements.
                                                                              17

STATEMENTS OF CHANGES IN NET ASSETS
Centennial Money Market Trust

                                                                                 Six Months Ended            Year  Ended
                                                                                December 31, 1995              June 30,
                                                                                   (Unaudited)                  1995
                                                                                -----------------          --------------
OPERATIONS:
Net investment income..................................................          $   142,936,912           $  167,484,276
Net realized gain......................................................                  280,808                  431,897
                                                                                -----------------          --------------
Net increase in net assets resulting from operations...................              143,217,720              167,916,173

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS............................             (143,373,597)            (167,484,999)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets resulting from beneficial interest
  transactions - Note 2................................................            1,111,337,526            2,252,373,243
                                                                                -----------------          --------------

NET ASSETS:
Total increase.........................................................            1,111,181,649            2,252,804,417
Beginning of period....................................................            4,812,192,739            2,559,388,322
                                                                                -----------------          --------------
End of period..........................................................          $ 5,923,374,388           $4,812,192,739
                                                                                -----------------          --------------
                                                                                -----------------          --------------

See accompanying Notes to Financial Statements.
18

FINANCIAL HIGHLIGHTS
Centennial Money Market Trust

                                        Six Months Ended                              Year Ended June 30,
                                        December 31, 1995     --------------------------------------------------------------------
                                           (Unaudited)           1995           1994           1993           1992          1991
                                        -----------------     ----------     ----------     ----------     ----------     --------
PER SHARE OPERATING DATA:
Net asset value, beginning of
  period..............................           $1.00             $1.00          $1.00          $1.00          $1.00        $1.00
                                                 -----             -----          -----          -----          -----        -----
Income from investment
  operations - net investment income
  and net realized gain...............             .03               .05            .03(1)         .03(1)         .04(1)       .07
Dividends and distributions to
  shareholders........................            (.03)             (.05)          (.03)          (.03)          (.04)        (.07)
                                                 -----             -----          -----          -----          -----        -----
Net asset value, end of period........           $1.00             $1.00          $1.00          $1.00          $1.00        $1.00
                                                 -----             -----          -----          -----          -----        -----
                                                 -----             -----          -----          -----          -----        -----
TOTAL RETURN, AT NET ASSET VALUE
  (2).................................            2.64%             5.21%          2.82%          2.91%          4.73%        7.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)......................      $5,923,374        $4,812,193     $2,559,388     $1,991,399     $1,270,423     $539,433
Average net assets (in thousands).....      $5,466,562        $3,342,447     $2,345,744     $1,700,638     $  820,546     $494,871
Ratios to average net assets:
  Net investment income...............            5.19%(3)          5.01%          2.84%          2.82%          4.31%        6.66%
  Expenses............................            0.71%(3)          0.73%          0.76%(1)       0.78%(1)       0.69%(1)     0.84%

1. Net investment income would have been $.03, $.03 and $.04 per share absent the voluntary expense limitation, resulting in an expense ratio of .81%,
   .83%,   and  .81%  for  the  years  ended  June  30,  1994,  1993  and  1992, respectively.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

3. Annualized.

                                 See accompanying Notes to Financial Statements.
                                                                              19

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial Money Market Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest.
Transactions in shares of beneficial interest were as follows:

                                       Six Months Ended                         Year Ended
                                       December 31, 1995                       June 30, 1995
                               ---------------------------------    -----------------------------------
                                   Shares            Amount             Shares              Amount
                               --------------    ---------------    ---------------    ----------------

Sold........................    9,365,944,929    $ 9,365,944,929     14,974,552,413    $ 14,974,552,413
Dividends and distributions
  reinvested................      149,698,188        149,698,188        156,243,456         156,243,456
Redeemed....................   (8,404,305,591)    (8,404,305,591)   (12,878,422,626)    (12,878,422,626)
                               --------------    ---------------    ---------------    ----------------
  Net increase..............    1,111,337,526    $ 1,111,337,526      2,252,373,243    $  2,252,373,243
                               --------------    ---------------    ---------------    ----------------
                               --------------    ---------------    ---------------    ----------------

Centennial Money Market Trust

3. MANAGEMENT FEES AND OTHER
  TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of .50% on the first $250 million of average annual net assets with a reduction of .025% on each $250 million thereafter, to .40% on net assets in excess of $1 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.5% of the first $30 million of average annual net assets of the Trust, plus 1% of average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust.

Independently of the investment advisory agreement, the Manager has voluntarily agreed to waive a portion of the management fee otherwise payable to it by the Trust to the extent necessary to: (a) permit the Trust to have a seven-day yield equal to that of Daily Cash Accumulation Fund, Inc., and (b) to reduce, on an annual basis, the management fee paid on the average net assets of the Trust in excess of $1 billion from .40% to: .40% of average net assets in excess of $1 billion but less than $1.25 billion; .375% of average net assets in excess of $1.25 billion but less than $1.50 billion; .35% of average net assets in excess of $1.50 billion but less than $2 billion; and .325% of average net assets in excess of $2 billion. This undertaking became effective as of December 1, 1991, and may be modified or terminated by the Manager at any time.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved service plan, the Trust may expend up to .20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares.

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

         CENTENNIAL MONEY MARKET TRUST

                         Officers and Trustees
                         James C. Swain, Chairman and
                           Chief Executive Officer
                         Robert G. Avis, Trustee
                         William A. Baker, Trustee
                         Charles Conrad, Jr., Trustee
                         Jon S. Fossel, Trustee
                         Raymond J. Kalinowski, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         Bridget A. Macaskill, Trustee and
                           President
                         Ned M. Steel, Trustee
                         Andrew J. Donohue, Vice President
                         Dorothy G. Warmack, Vice President
                         Carol E. Wolf, Vice President
                         Arthur J. Zimmer, Vice President
                         George C. Bowen, Vice President,
                           Secretary and Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

                         Investment Advisor and Distributor
                         Centennial Asset Management
                           Corporation
                         Transfer and Shareholder Servicing Agent
                         Shareholder Services, Inc.
                         Custodian of Portfolio Securities
                         Citibank, N.A.
                         Independent Auditors
                         Deloitte & Touche LLP
                         Legal Counsel
                         Myer, Swanson, Adams & Wolf, P.C.
                         The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors.

                         This is a copy of a report to shareholders of Centennial Money Market Trust. This report must be preceded or accompanied by a Prospectus of Centennial Money Market Trust. For material information concerning the Trust, see the Prospectus.

                         For shareholder servicing call:
                         1-800-525-9310 (in U.S.)
                         303-671-3200 (outside U.S.)
                         Or write:
                         Shareholder Services, Inc.
                         P.O. Box 5143
                         Denver, CO 80217-5143

 RS0150.001.0196         [Logo] Printed on recycled paper.


                  1995 SEMIANNUAL REPORT
                  CENTENNIAL
                  MONEY MARKET
                  TRUST
                  DECEMBER 31, 1995